Segment Information and Revenue Disaggregation (Details Narrative)	9 Months Ended
	Dec. 31, 2023 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Total segment assets		$ 12,695,000	$ 18,302,000
Allowance for doubtful accounts		101,000	274,000
Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets	$ 27,715,000		18,302,000
Number of reportable segments | Segment	1
Allowance for doubtful accounts	$ 174,000		274,000		$ 139,182
accounts receivable, net					$ 7,305,920
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment assets			17,516,000
Total segment assets		8,277,000		$ 12,367,000
Operating Segments [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets			17,516,000
Total segment assets			18,302,000
Operating Segments [Member] | Singing Machine [Member]
Segment Reporting Information [Line Items]
Total segment assets		5,244,000	16,301,000	12,367,000
Operating Segments [Member] | Singing Machine [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets			16,301,000
Operating Segments [Member] | Semi Cab [Member]
Segment Reporting Information [Line Items]
Total segment assets		$ 3,033,000	1,215,000
Operating Segments [Member] | Semi Cab [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets			$ 1,215,000